[Eaton Vance Logo]                                          [Statue of Liberty]

Semiannual Report June 30, 2000

               EATON VANCE
              INSTITUTIONAL
[Monument]     SHORT TERM
                TREASURY
                  FUND

[Flag]                                  [75th Anniversary Logo]

Eaton Vance Institutional Short Term Treasury Fund as of June 30, 2000

INVESTMENT UPDATE
                Investment Environment
                --------------------------
                The Economy

                   - In response to a strong economy
                     and signs of rising inflation, the
                     Federal Reserve Board raised
                     the Federal Funds rate, a key
[PHOTO]              barometer of short-term interest
                     rates, on six occasions in the past
Michael B. Terry     13 months. The Fed has been
Portfolio Manager    especially concerned that rising
                     labor costs and increased demand,
despite improvements in productivity, could lead to higher inflation.

- There is evidence that the Fed's rate hikes are starting to have the desired effect of producing a "soft landing" for the economy. Interest rate-sensitive sectors of the economy, especially housing and construction, have slowed significantly. Although still healthy, consumer spending has cooled off.

- Recent inflation indicators have been favorable. Wage gains, a source of concern in a tight labor market, showed little movement in May. Increases in the Producer Price Index and the Consumer Price Index have been benign, and the number of manufacturers experiencing price increases from suppliers dropped off sharply.

  The Market

- Short-term treasury rates rose as the Fed continued to tighten interest rates (see chart at right). The short end of the Treasury yield curve (where the Fund invests) was dominated by the prospects for Fed tightening. At times when the Fed is expected to raise rates, the curve can get very steep in anticipation. This was the case in the first half of 2000, but was less so at mid-year as the Fed appeared unlikely to move much further.


The Fund
--------------------------

The Past Six Months

- During the six months ended June 30, 2000,
  Eaton Vance Institutional Short-Term Treasury
  Fund had a total return of 2.63%.1

- This return resulted from an increase in the Fund's net asset value to $72.46 per share on June 30, 2000, from $70.60 per share on December 31, 1999.

- Eaton Vance Institutional Short-Term Treasury
  Fund invests only in Treasury obligations with a remaining maturity of up to 5 years and Treasury-collateralized repurchase agreements. The Fund continued to offer both very low credit risk compared to corporate bond funds and minimal interest rate sensitivity compared to longer-term fixed-income mutual funds.

             Six-Month Treasury Bill Yield
           January 1, 2000 - June 30, 2000*

                      [CHART]

January 1, 2000                          June 30, 2000

               *Source: Bloomberg, L.P.

-------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

-------------------------------------------------------------------------------
Fund Information
as of June 30, 2000

Performance(1)
----------------------------------------------
SEC Average Annual Total Returns
----------------------------------------------
One Year                             5.00%

Life of Fund+                        4.69%

+Inception Date -- 1/4/99


(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. There is no sales charge.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

U.S. TREASURY OBLIGATIONS -- 50.3%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
U.S. Treasury Bill, 9/7/00                   $132,000      $130,584,960
U.S. Treasury Bill, 9/14/00                    64,000        63,244,800
U.S. Treasury Bill, 11/2/00                    50,000        48,995,000
U.S. Treasury Bill, 11/9/00                    73,000        71,434,150
-----------------------------------------------------------------------
Total U.S. Treasury Obligations
   (identified cost, $314,233,953)                         $314,258,910
-----------------------------------------------------------------------

REPURCHASE AGREEMENTS -- 49.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Banc One Capital Markets Repurchase
Agreement, dated 6/30/00, due 7/3/00,
with a maturity value of $155,082,667
and an effective yield of 6.40%,
collateralized by U.S. Treasury
Obligations with rates ranging from
4.625% to 7.75%, with maturity dates
ranging from 7/6/00 to 2/28/03 and with
an aggregate market value of
$156,633,494.                                $155,000      $155,027,556
Dean Witter Repurchase Agreement, dated
6/30/00, due 7/3/00, with a maturity
value of $155,083,829 and an effective
yield of 6.49%, collateralized by U.S.
Treasury Obligations with rates ranging
from 6.25% to 8.00%, with maturity dates
ranging from 5/15/01 to 2/15/05 and with
an aggregate market value of
$156,092,980.                                 155,000       155,027,943
-----------------------------------------------------------------------
Total Repurchase Agreements
   (identified cost $310,055,499)                          $310,055,499
-----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $624,289,452)                          $624,314,409
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                     $     47,829
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $624,362,238
-----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $624,289,452)        $624,314,409
Cash                                            47,829
------------------------------------------------------
TOTAL ASSETS                              $624,362,238
------------------------------------------------------

NET ASSETS FOR 8,616,906 SHARES OF
   BENEFICIAL INTEREST OUTSTANDING        $624,362,238
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $614,647,570
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                            168,378
Accumulated undistributed net
   investment income                         9,521,333
Net unrealized appreciation (computed on
   the basis of identified cost)                24,957
------------------------------------------------------
TOTAL                                     $624,362,238
------------------------------------------------------
Net Asset Value, Offering Price
and Redemption Price Per Share
------------------------------------------------------
($624,362,238  DIVIDED BY 8,616,906
   SHARES OF BENEFICIAL INTEREST
   OUTSTANDING)                           $      72.46
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2000
Investment Income
-----------------------------------------------------
Interest                                  $10,588,238
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $10,588,238
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   623,726
Service fees                                  443,179
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,066,905
-----------------------------------------------------

NET INVESTMENT INCOME                     $ 9,521,333
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $   168,378
-----------------------------------------------------
NET REALIZED GAIN                         $   168,378
-----------------------------------------------------
Change in unrealized
   appreciation (depreciation) --
   Investments (identified cost basis)    $    24,884
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $    24,884
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   193,262
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 9,714,595
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2000     PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 1999(1)
--------------------------------------------------------------------------------
From operations --
   Net investment income                  $      9,521,333  $         21,440,419
   Net realized gain                               168,378                13,346
   Net change in unrealized
      appreciation (depreciation)                   24,884                    73
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      9,714,595  $         21,453,838
--------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income             $             --  $            (33,199)
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $             --  $            (33,199)
--------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares           $    855,488,542  $        720,116,543
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared                            --                33,199
   Cost of shares redeemed                    (241,842,684)         (740,568,666)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    613,645,858  $        (20,418,924)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    623,360,453  $          1,001,715
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
At beginning of period                    $      1,001,785  $                 70
--------------------------------------------------------------------------------
AT END OF PERIOD                          $    624,362,238  $          1,001,785
--------------------------------------------------------------------------------

Accumulated undistributed
net investment income
included in net assets
--------------------------------------------------------------------------------
AT END OF PERIOD                          $      9,521,333  $                 --
--------------------------------------------------------------------------------

 (1) For the period from the start of business, January 4, 1999, to December 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS ENDED
                                            JUNE 30, 2000       YEAR ENDED
                                            (UNAUDITED)(1)      DECEMBER 31, 1999(2)(3)
---------------------------------------------------------------------------------------
Net asset value -- Beginning of period          $ 70.600                 $70.000
---------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------
Net investment income                           $  1.820                 $ 3.015
Net realized and unrealized gain                   0.040                   0.005
---------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS                    $  1.860                 $ 3.020
---------------------------------------------------------------------------------------

Less distributions
---------------------------------------------------------------------------------------
From net investment income                            --                 $(2.420)
---------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   --                 $(2.420)
---------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                $ 72.460                 $70.600
---------------------------------------------------------------------------------------

TOTAL RETURN(4)                                     2.63%                   4.32%
---------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------
Net assets, end of period (000's
   omitted)                                     $624,362                 $ 1,002
   Expenses                                         0.60%(5)                0.60%(5)
   Net investment income                            5.32%(5)                4.23%(5)
Portfolio Turnover                                     6%                     11%
---------------------------------------------------------------------------------------

 (1) Net investment income per share was computed as its proportionate share of the net increase in net assets from operations per share.
 (2) Net investment income per share was computed using average shares outstanding.
 (3) For the period from the start of business, January 4, 1999, to December 31, 1999.
 (4) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Institutional Short Term Treasury Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek current income and liquidity by investing exclusively in U.S. Treasury obligations (bills, notes and bonds) with a remaining maturity of up to five years and repurchase agreements collateralized exclusively by U.S. Treasury obligations. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of discount when required for federal income tax purposes.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

 D Distributions to Shareholders -- It is the present policy of the Fund to pay dividends and capital gains annually, normally in December. The Fund intends on its tax return to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Fund's undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Fund is required to distribute as dividends to shareholders in order for the Fund to avoid federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to nonredeeming shareholders and defer the recognition of taxable income by shareholders. However, since the amount of any undistributed income will be reflected in the value of the Fund's shares, the total return on a shareholder's investment will not be reduced as a result of the Fund's distribution policy.

   Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

 E Repurchase Agreements -- The Fund may enter into repurchase agreements collateralized exclusively by US Treasury obligations with banks and broker-dealers determined to be creditworthy by the Investment Adviser. Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund's repurchase agreements will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

 F Other -- Investment transactions are accounted for on a trade date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 G Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Interim Financial Statements -- The interim financial statements relating to
   June 30, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2000     YEAR ENDED
                                              (UNAUDITED)       DECEMBER 31, 1999(1)
    ------------------------------------------------------------------------------------
    Sales                                           11,974,003                10,231,236
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                            --                       470
    Redemptions                                     (3,371,286)              (10,217,518)
    ------------------------------------------------------------------------------------
    NET INCREASE                                     8,602,717                    14,188
    ------------------------------------------------------------------------------------

 (1) For the period from the start of business, January 4, 1999, to December 31, 1999.

3 Purchases and Sales of Investments
-------------------------------------------
   Purchases and sales (including maturities) of U.S. Government Securities aggregated $1,448,349,756 and $1,140,492,985, respectively.

4 Management Fee and Other Transactions with Affiliates
-------------------------------------------
   The management fee is earned by Eaton Vance Management (EVM) as compensation for management services rendered to the Fund. The fee is at an annual rate of 0.35% of the average daily net assets of the Fund. Eaton Vance also provides administrative services and pays all ordinary operating expenses of the Fund (except service and management fees). For the period ended June 30, 2000, the fee was equivalent to 0.35% of the Fund's average net assets and amounted to $623,726. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations. Trustees of the Fund that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended
   June 30, 2000, no significant amounts have been deferred.

5 Service Plan
-------------------------------------------
   The Fund has adopted a service plan. Fund assets bear a service fee for personal and/or account services paid to the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM, in an amount not exceeding 0.25% of average daily net assets. EVD may pay up to the entire amount of the service fee to investment dealers and their employees, or to EVD employees for providing services to the Fund or its shareholders. Service fee payments from EVD to investment dealers and others will be made on new accounts only if EVD has previously authorized in writing such payments for identified accounts. For the period ended June 30, 2000, the Fund paid $443,179 in service fees to EVD, and EVD in turn paid a substantial portion of this amount to investment dealers.

6 Line of Credit
-------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowing at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating portfolios and funds at the end of each quarter. The Fund did not have any significant borrowings or allocated fees during the period ended June 30, 2000.

7 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2000, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $624,289,452
    ------------------------------------------------------
    Gross unrealized appreciation             $     26,337
    Gross unrealized depreciation                   (1,380)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $     24,957
    ------------------------------------------------------

EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND AS OF JUNE 30, 2000

INVESTMENT MANAGEMENT

Officers

James B. Hawkes
President and Trustee

Edward E. Smiley, Jr.
Vice President

Michael B. Terry
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University Graduate
School of Business Administration

Norton H. Reamer
Chairman of the Board,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

                       THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT ADVISER
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Buildings
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122




EATON VANCE INSTITUTIONAL SHORT TERM TREASURY FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

163-8/00                                                                   TYSRC